Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill
Schedule of movements on goodwill

	Continuing operations		Discontinued operations
	Marketing	Enterprise	Marketing	Enterprise
	Solutions	Solutions	Solutions	Solutions	Total
Balance as of January 1, 2022	4,528	5,306	48,496	23,344	81,674
Impairment (Note 2(q))	(4,528)	(5,306)	(48,496)	(21,807)	(80,137)
Exchange differences	—	—	—	(1,537)	(1,537)
Balance as of December 31, 2022, 2023 and 2024	—	—	—	—	—